Description of Organization and Business Operations and Going Concern (Details) - USD ($)								6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 18, 2023	Jun. 21, 2023	Apr. 24, 2023	Apr. 20, 2023	Jan. 20, 2023	Oct. 21, 2022	Oct. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 19, 2022	Aug. 02, 2022
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Proceeds from issuance initial public offering							$ 11,500,000			$ 115,000,000
Shares issued, price per share (in Dollars per share)											$ 11.5
Payments of stock issuance costs							6,061,368
Deferred underwriting commissions							$ 3,737,500
Stock issued during period, Shares (in Shares)							1,500,000
Payments to acquire restricted investments								$ 1,480,000		116,150,000	$ 1,150,000
Fall net worth required for compliance								$ 5,000,001			$ 5,000,001
Temporary equity, redemption price per share (in Dollars per share)								$ 10.1			$ 10.1
Combination period description								The Company previously had 18 months until April 21, 2023, from the effective date of the registration statement to consummate a Business Combination (the “Combination Period”). On April 20, 2023, the Company held a special meeting of stockholders in lieu of its 2023 annual meeting. At the special meeting, the Company’s stockholders approved the extension proposal to amend the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate its initial business combination for a maximum of twelve (12) additional months, from April 21, 2023, to April 21, 2024, or such earlier date as determined by its board of directors (refer to Note 10). If the Company is unable to complete a Business Combination by April 21, 2024, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem			The Company will have until 12 months, being October 21, 2022, (or 15 or 18 months, depending on whether we elect to extend the initial 12-month term for up to two additional three-month terms) from the effective date of the registration statement to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities								$ 100,000			$ 50,000
Per share value of restricted assets (in Dollars per share)								$ 10.1			$ 10.1
Sponsor deposited				$ 110,000
Operating bank account balance								$ 1,025			$ 10,335
Investments held in its trust account								42,583,196		116,152,113	118,985,048
Working capital deficit								3,745,949			1,759,163
Working Capital Loan		$ 17,000						17,000
Generating proceeds					$ 1,150,000
Promissory note	$ 120,000	$ 127,000	$ 110,000		200,000
Proceeds from related party debt					110,000					35,000	$ 520,000
Entity incorporation date											Mar. 05, 2021
Deferred underwriting commissions							$ 3,737,500				$ 3,737,500
Underwriter stock option period							45 days
Minimum net worth required for compliance											5,000,001
Proceeds from issuance of private placement					$ 1,150,000					$ 3,900,250
Promisory Note [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Company borrowed													$ 200,000
Private Placement Warrants [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Number of warrants issued (in Shares)					1,150,000
Price per warrant (in Dollars per share)					$ 1
IPO [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Gross proceeds							$ 100,000,000
Stock issued during period, Shares (in Shares)							11,500,000
Deferred underwriting commissions								3,737,500
Private Placement [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Proceeds from issuance initial public offering							$ 115,000,000
Gross proceeds							$ 115,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Number of warrants issued (in Shares)							3,900,250
Over-Allotment Option [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Gross proceeds								$ 15,000,000			$ 15,000,000
Stock issued during period, Shares (in Shares)							1,500,000
Initial Public Offering And Private Placement Of Warrants [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Payments to acquire restricted investments							$ 116,150,000
Per unit amount placed in trust account (in Dollars per share)							$ 10.1
Common Class A [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Shares issued, price per share (in Dollars per share)							$ 10
Percentage of common stock for which redemption rights restriction applied							15.00%
Temporary equity, redemption price per share (in Dollars per share)								$ 10.46			$ 10.29
Common Class A [Member] | Minimum [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Percentage of common stock for which redemption rights restriction applied											15.00%
Common Class A [Member] | IPO [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Shares issued, price per share (in Dollars per share)							$ 10	$ 10
Stock issued during period, Shares (in Shares)								11,500,000			11,500,000
Subsequent Event [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Working Capital Loan	$ 10,000
Proceeds from issuance of private placement					$ 1,150,000
Subsequent Event [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Number of warrants issued (in Shares)					1,150,000
Price per warrant (in Dollars per share)					$ 1
Sponsor [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Loan from the Sponsor								$ 141,768
Business Combination [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Fall net worth required for compliance								5,000,001
Sponsor [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Loan from the Sponsor											$ 141,768
Loans repaid								141,768			141,768
Proceeds from issuance of private placement						$ 1,150,000
Sponsor [Member] | Promisory Note [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Company borrowed												$ 300,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Number of warrants issued (in Shares)						1,150,000
Price per warrant (in Dollars per share)						$ 1
Sponsor [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Number of warrants issued (in Shares)							3,900,250
Price per warrant (in Dollars per share)							$ 1
Sponsor [Member] | Founder Shares [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Cash received for offering cost In exchange of shares								$ 25,000			$ 25,000
FEXD Sponsor [Member] | January 2023 Promissory Note [Member]
Description of Organization and Business Operations and Going Concern (Details) [Line Items]
Company borrowed					$ 200,000